Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8:-  PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2019:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2019	$39	$190	$12	$241
Purchases during the year	-	3	-	3

Balance at December 31, 2019	39	193	12	244

Accumulated depreciation:

Balance at January 1, 2019	18	170	6	194
Depreciation during the year	5	8	1	14

Balance at December 31, 2019	23	178	7	208

Depreciated cost at December 31, 2019	$16	$15	$5	$36

Balance as of December 31, 2018:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2018	$22	$180	$6	$208
Purchases during the year	17	10	6	33

Balance at December 31, 2018	39	190	12	241

Accumulated depreciation:

Balance at January 1, 2018	14	161	5	180
Depreciation during the year	4	9	1	14

Balance at December 31, 2018	18	170	6	194

Depreciated cost at December 31, 2018	$21	$20	$6	$47

For the years ended December 31, 2019 and 2018, depreciation expenses were $14 for both periods.